Offerings - Offering: 1	Sep. 25, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 435,738,155.85
Amount of Registration Fee	$ 66,711.51
Offering Note	The transaction value was calculated as the estimated aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share (the "Shares"), of Ares Strategic Income Fund ("ASIF"), based upon the net asset value per share as of July 31, 2025, of $27.55. This amount was based upon the offer to purchase up to 15,816,267 Shares of ASIF. The fee of $66,711.51 was paid in connection with the filing of the Schedule TO-I by ASIF (File No. 005-93861) on August 21, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The amount of filing fee is calculated at $153.10 per $1,000,000.00 of the transaction value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.